2. SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Raw materials	$ 748	$ 884	$ 1,013
Work in process	191	304	268
Finished goods	156	136	96
Inventory reserve	(110)	(144)	(184)
Total	$ 985	$ 1,180	$ 1,193